SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Parenthetical) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CNY (¥)	[1]	Dec. 30, 2022 $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	[2]	Dec. 31, 2020 CNY (¥)
Par value per share	$ 0.024			$ 0.024
Issued capital	$ 193,000	¥ 1,288			$ 143,000	¥ 943		¥ 591

[1]	Equivalent to US$193,000
[2]	Equivalent to US$143,000